Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264665
Shareholder Report [Line Items]
Fund Name	Active Core International Equity ETF
Trading Symbol	TACN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Active Core International Equity ETF (the "fund") for the period of December 10, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core International Equity ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 20,471,000
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$20,471 Number of Portfolio Holdings492 Portfolio Turnover Rate20.0%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	25.1%
Industrials & Business Services	19.6
Health Care	10.2
Information Technology	9.4
Consumer Discretionary	8.0
Consumer Staples	6.8
Materials	6.2
Energy	4.2
Communication Services	4.2
Other	6.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
ASML Holding	3.0%
AstraZeneca	1.7
Roche Holding	1.4
Shell	1.4
HSBC Holdings	1.3
Novartis	1.3
TotalEnergies	1.1
Nestle	1.0
Siemens	1.0
Siemens Energy	0.9

Material Fund Change [Text Block]